BUSINESS COMBINATIONS (Details 4) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended			6 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2014	Apr. 30, 2014	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2014
Property, Equipment and Leased Assets
Estimated Fair Value		$ 87,283				$ 87,283		$ 87,283
Purchased intangible assets
Useful Life (years)								3 years
Gaming Equipment
Property, Equipment and Leased Assets
Estimated Fair Value		78,201				78,201		$ 78,201
Leasehold and building improvements
Property, Equipment and Leased Assets
Estimated Fair Value		2,105				2,105		2,105
Machinery and equipment
Property, Equipment and Leased Assets
Estimated Fair Value		4,126				4,126		4,126
Other
Property, Equipment and Leased Assets
Estimated Fair Value		2,851				2,851		$ 2,851
NEWave Inc
Purchased intangible assets
Discount rate (as a percent)								15.50%
Aggregate purchase price	$ 14,900		$ 14,900	$ 14,900
Aggregate purchase price expected to be paid			$ 2,500	2,500
Multimedia Games Holding Company Inc
Property, Equipment and Leased Assets
Estimated Fair Value				87,283	$ 87,283		$ 87,283
Purchased intangible assets
Financial advisory and legal fees		10,700			1,500	10,700		$ 10,700
Aggregate purchase price		1,149,389			1,149,389		1,149,389
Multimedia Games Holding Company Inc | Level 2
Purchased intangible assets
Estimated Fair Value		403,300		403,300	403,300	403,300	403,300	403,300
Multimedia Games Holding Company Inc | Level 2 | Tradenames and trademarks
Purchased intangible assets
Estimated Fair Value		14,800		14,800	14,800	14,800	14,800	14,800
Multimedia Games Holding Company Inc | Level 2 | Computer software
Purchased intangible assets
Estimated Fair Value		3,755		3,755	3,755	3,755	3,755	3,755
Multimedia Games Holding Company Inc | Level 2 | Developed Technology
Purchased intangible assets
Estimated Fair Value		139,645		139,645	139,645	139,645	139,645	139,645
Multimedia Games Holding Company Inc | Level 2 | Customer relationships
Purchased intangible assets
Estimated Fair Value		231,100		231,100	231,100	231,100	231,100	231,100
Multimedia Games Holding Company Inc | Level 2 | Contract Rights
Purchased intangible assets
Estimated Fair Value		$ 14,000		14,000	14,000	$ 14,000	14,000	$ 14,000
Multimedia Games Holding Company Inc | Gaming Equipment
Property, Equipment and Leased Assets
Estimated Fair Value				78,201	78,201		78,201
Multimedia Games Holding Company Inc | Leasehold and building improvements
Property, Equipment and Leased Assets
Estimated Fair Value				2,105	2,105		2,105
Multimedia Games Holding Company Inc | Machinery and equipment
Property, Equipment and Leased Assets
Estimated Fair Value				4,126	4,126		4,126
Multimedia Games Holding Company Inc | Other
Property, Equipment and Leased Assets
Estimated Fair Value				$ 2,851	$ 2,851		$ 2,851
Minimum
Property, Equipment and Leased Assets
Useful Life (years)								3 years
Minimum | Computer software
Purchased intangible assets
Useful Life (years)								1 year
Minimum | Customer relationships
Purchased intangible assets
Useful Life (years)					8 years		8 years	8 years
Minimum | Other intangible asset
Purchased intangible assets
Discount rate (as a percent)					10.00%		10.00%	10.00%
Minimum | Gaming Equipment
Property, Equipment and Leased Assets
Useful Life (years)						2 years
Minimum | Machinery and equipment
Property, Equipment and Leased Assets
Useful Life (years)					3 years	3 years	3 years	3 years
Minimum | Other
Property, Equipment and Leased Assets
Useful Life (years)					2 years	2 years	2 years	2 years
Minimum | Multimedia Games Holding Company Inc | Level 2 | Tradenames and trademarks
Purchased intangible assets
Useful Life (years)					3 years	3 years	3 years
Minimum | Multimedia Games Holding Company Inc | Level 2 | Computer software
Purchased intangible assets
Useful Life (years)					3 years	3 years	3 years
Minimum | Multimedia Games Holding Company Inc | Level 2 | Developed Technology
Purchased intangible assets
Useful Life (years)					2 years	2 years	2 years
Minimum | Multimedia Games Holding Company Inc | Level 2 | Customer relationships
Purchased intangible assets
Useful Life (years)					8 years	8 years	8 years
Minimum | Multimedia Games Holding Company Inc | Level 2 | Contract Rights
Purchased intangible assets
Useful Life (years)					1 year	1 year	1 year
Minimum | Multimedia Games Holding Company Inc | Gaming Equipment
Property, Equipment and Leased Assets
Useful Life (years)					2 years		2 years
Minimum | Multimedia Games Holding Company Inc | Machinery and equipment
Property, Equipment and Leased Assets
Useful Life (years)					3 years		3 years
Minimum | Multimedia Games Holding Company Inc | Other
Property, Equipment and Leased Assets
Useful Life (years)					2 years		2 years
Maximum
Property, Equipment and Leased Assets
Useful Life (years)								5 years
Purchased intangible assets
Useful Life (years)								5 years
Maximum | Computer software
Purchased intangible assets
Useful Life (years)								5 years
Maximum | Customer relationships
Purchased intangible assets
Useful Life (years)					12 years		12 years	12 years
Maximum | Other intangible asset
Purchased intangible assets
Discount rate (as a percent)					11.00%		11.00%	11.00%
Maximum | Gaming Equipment
Property, Equipment and Leased Assets
Useful Life (years)						4 years
Maximum | Machinery and equipment
Property, Equipment and Leased Assets
Useful Life (years)					5 years	5 years	5 years	5 years
Maximum | Other
Property, Equipment and Leased Assets
Useful Life (years)					5 years	7 years	5 years	5 years
Maximum | Multimedia Games Holding Company Inc | Level 2 | Tradenames and trademarks
Purchased intangible assets
Useful Life (years)					7 years	7 years	7 years
Maximum | Multimedia Games Holding Company Inc | Level 2 | Computer software
Purchased intangible assets
Useful Life (years)					5 years	5 years	5 years
Maximum | Multimedia Games Holding Company Inc | Level 2 | Developed Technology
Purchased intangible assets
Useful Life (years)					6 years	6 years	6 years
Maximum | Multimedia Games Holding Company Inc | Level 2 | Customer relationships
Purchased intangible assets
Useful Life (years)					12 years	12 years	12 years
Maximum | Multimedia Games Holding Company Inc | Level 2 | Contract Rights
Purchased intangible assets
Useful Life (years)					7 years	7 years	7 years
Maximum | Multimedia Games Holding Company Inc | Gaming Equipment
Property, Equipment and Leased Assets
Useful Life (years)					4 years		4 years
Maximum | Multimedia Games Holding Company Inc | Machinery and equipment
Property, Equipment and Leased Assets
Useful Life (years)					5 years		5 years
Maximum | Multimedia Games Holding Company Inc | Other
Property, Equipment and Leased Assets
Useful Life (years)					7 years		7 years